August 1, 2025

Christopher R. Bellacicco
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	T. Rowe Price Exchange-Traded Funds, Inc.

consisting of the following series:

T. Rowe Price Active Core International Equity ETF

T. Rowe Price Active Core U.S. Equity ETF

T. Rowe Price Emerging Markets Equity Research ETF

T. Rowe Price High Income Municipal ETF

T. Rowe Price Innovation Leaders ETF

T. Rowe Price Long Municipal Income ETF

T. Rowe Price Multi-Sector Income ETF

T. Rowe Price Short Municipal Income ETF

File Nos.: 333-235450/811-23494

Dear Mr. Bellacicco:

In accordance with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, we are hereby filing Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A. The Amendment reflects the addition of eight new series.

We have not yet obtained The Nasdaq Stock Market LLC or NYSE Arca, Inc. ticker symbols, however, once they have been received they will be added to the front cover of the prospectuses and Statement of Additional Information.

The filing is scheduled to go effective on October 15, 2025.

If you have any questions about this filing, please give me a call at 410-577-4847 or email me at Sonia.Kurian@troweprice.com.

Sincerely,

/s/ Sonia Kurian
Sonia Kurian
Managing Legal Counsel and Vice President, T. Rowe Price Associates, Inc.